INCOME TAX EXPENSE INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2020
Income Tax [Abstract]
Schedule of components of income tax expense (recovery)

	For the three months ended June 30		For the six months ended June 30
	2020	2019	2020	2019
Current	$222	$103	$474	$233
Deferred	36	(62)	170	(25)
	$258	$41	$644	$208